INCOME TAXES (BENEFIT) (Details 4)	12 Months Ended					36 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015
INCOME TAXES
Combined statutory tax rate (as a percent)			35.64%	38.01%	38.01%
Japan
INCOME TAXES
Surtax eliminated to combined statutory tax rate (as a percent)				10.00%
Combined statutory tax rate (as a percent)			35.64%	38.01%		38.01%
Japan | Future
INCOME TAXES
Combined statutory tax rate (as a percent)	32.34%	33.10%